Business combinations	12 Months Ended
Dec. 31, 2025
Business combination
Business combination

Note 3. Business combinations

Business combinations during the year ended December 31, 2025

Acquisition of IMG ARENA

On November 1, 2025, the Company acquired 100% of the voting interest in IMG Arena US Parent, LLC (“IMG ARENA” or “IMG”). The Company believes the acquisition, which includes IMG’s global sports betting rights portfolio, will enhance its content distribution and further fuel product development.

As part of this transaction, the Company was not required to pay any financial consideration at closing. Instead, the deal included total financial consideration to Sportradar of $225 million comprised of $100 million to be paid to Sportradar, and up to $125 million in cash prepayments by the seller to certain sport rights holders. These prepayments form part of the closing payment calculation; however, as these transactions were settled prior to the acquisition, they resulted in a reduction in the liabilities assumed by the Company and are therefore not part of the purchase consideration, or recognized in the financial statements of the Company. The remaining closing payment is still to be finalized, subject to customary purchase price adjustments. An estimated payable for this amount has been included in the consideration transferred based on information available as of the reporting date. Consideration transferred also includes €3.8 million of retention-related payments made in connection with the transaction. The final $100 million is receivable in equal payments on the first and second anniversaries of the closing.

Transaction costs of €10.6 million were incurred and included in other operating expenses for the year ended December 31, 2025.

The preliminary allocation of the purchase price for the fair values of the identifiable assets and liabilities of IMG ARENA as of the date of acquisition is as follows:

in €‘000	As of November 1, 2025
Purchase price consideration:
Cash payments	6,030
Deferred consideration received, at fair value	(78,388)
Total acquisition consideration:	(72,358)
Assets acquired:
Cash and cash equivalents	19,044
Accounts receivable	26,907
Intangible Assets, net	305,182
Contract Assets	11,778
Other assets	7,133
Total assets acquired:	370,044
Liabilities assumed:
Trade payables - Current	(122,353)
Deferred revenue	(24,684)
Trade payables - Noncurrent	(350,149)
Contract Liabilities	(8,359)
Other liabilities	(10,854)
Total liabilities assumed	(516,399)
Net liabilities assumed	(146,355)
Goodwill	73,997
Consideration transferred	(72,358)

The initial accounting for the business combination is incomplete. If new information is obtained within one year of the date of acquisition about facts and circumstances of the above amounts, including working capital and other closing adjustments, or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.

Accounts receivable acquired comprise gross contractual amounts receivable of €33.8 million, of which €6.9 million was expected to be uncollectible at the date of acquisition.

The goodwill mainly reflects synergies from IMG’s rights portfolio to enhance Sportradar’s content distribution and product development. Goodwill is not expected to be deductible for tax purposes.

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, estimated margins, and discount rates.

The cash flows arising from the acquisition of IMG ARENA during the year ended December 31, 2025 were as follows:

Year Ended
December 31,
in €‘000	2025
Cash consideration paid for acquisition of subsidiary	(3,828)
Cash acquired with the subsidiary	19,044
Net cash received for acquisition (included in cash used in investing activities)	15,216
Transaction costs of the acquisition (included in cash from operating activities)	(10,498)
Net cash inflow on acquisition of subsidiary	4,718

Since the acquisition, the revenue and net profit amounts included in the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2025 are €28.0 million and €1.3 million, respectively. It is impracticable to provide historical supplemental pro forma financial information for this acquisition during the period due to a variety of factors, including access to historical information as the acquired business was a carve-out from another business.

Business combinations during the year ended December 31, 2024

Acquisition of XL Media

On November 13, 2024, the Company acquired certain assets from XLMedia PLC (“XL Media”), a global digital media company which created online content to attract audiences and connect them to relevant advertisers. The assets acquired were transferred to existing subsidiaries of the Company and comprised XL Media’s operations in the US gambling affiliates market, enabling the Company to expand into this market. Included in the assets acquired are inputs (intellectual property rights and media contracts) and an assembled workforce. The Company has concluded that the acquired assets, together with the processes the assembled workforce can provide, are capable of generating revenue, and therefore constitute a business. The final purchase price consisted of cash consideration totaling €16.2 million, which has been included in cash used in investing activities in the consolidated statement of cash flows for the year ended December 31, 2024. The fair value of the contingent consideration as of November 13, 2024 was €2.6 million.

The fair values of the identifiable assets and liabilities of XL Media as of the date of acquisition are as follows:

in €‘000	As of November 13, 2024
Brand Name	4,810
Customer Base	3,392
Technology	231
Total assets acquired	8,433
Goodwill	10,387
Consideration transferred	18,820

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.

The goodwill mainly reflects XL Media`s workforce and synergies to complement and extend Sportradar`s product suite and strategic growth. Goodwill is not expected to be deductible for tax purposes.

During the year ended December 31, 2024, the seller achieved contingent consideration milestones totaling €1.0 million to be paid in 2025. All contingent consideration was determined as of December 31, 2024, and as such the change in fair value between the consideration achieved and the initial fair value as of November 13, 2024 was recognized in profit from continuing operations during the year ended December 31, 2024. All remaining contingent consideration was paid in the year ended December 31, 2025. In addition, during the year ended December 31, 2025, the Company received €2.6 million in connection with the transaction. This amount was included in the consideration transferred, and is included in cash used in investing activities in the consolidated statement of cash flows for the year ended December 31, 2025.

Transaction costs of €0.5 million were incurred and included in other operating expenses for the years ended December 31, 2024.

Business combinations during the year ended December 31, 2023

Acquisition of Aforoa Ltd

On January 12, 2023, the Company acquired 100% of the voting interest in Aforoa Ltd (“Aforoa”, whose name was subsequently changed to Sportradar Cyprus Limited), a Cyprus based provider of software solutions which uses AI, machine learning and computer vision to collect and analyze data from live sports streams and videos. The final purchase price consisted of cash consideration totaling €4.9 million. The fair value of the contingent consideration as of January 12, 2023 was €1.4 million.

The fair values of the identifiable assets and liabilities of Aforoa as of the date of acquisition are as follows:

in €‘000	As of January 12, 2023
Technology	2,718
Other tangible assets	6
Cash	48
Liabilities	(345)
Deferred tax liability, net	(340)
Net assets acquired	2,087
Goodwill	4,236
Consideration transferred	6,323

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.

The goodwill mainly reflects Aforoa`s workforce and synergies to complement and extend Sportradar`s product suite and strategic growth. Goodwill is not expected to be deductible for tax purposes.

During the year ended December 31, 2024, the seller achieved contingent consideration milestones totaling €0.8 million to be paid in 2025. All remaining contingent consideration was paid in the year ended December 31, 2025.

The cash flows arising from the acquisition of Aforoa during the year ended December 31, 2023 were as follows:

Year Ended
in €‘000	December 31, 2023
Cash consideration paid for acquisition of subsidiary	(4,968)
Cash acquired with the subsidiary	48
Net cash paid for acquisition (included in cash used in investing activities)	(4,920)

Transaction costs of €0.1 million were incurred and included in other operating expenses for the years ended December 31, 2023 and 2022.

Other Business Combination Activity

During 2025, the Company paid the final remaining contingent consideration for the 2022 acquisition of Vaix Limited. This €7.6 million was earned in 2024 and has been included in cash used in investing activities in the consolidated statement of cash flows for the year ended December 31, 2025.